Property and Equipment (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Cost, beginning balance	$ 7,463,200	$ 7,977,702
Impairment of asset		(514,502)
Cost, ending balance	7,463,200	7,463,200
Accumulated amortization, beginning balance	6,469,091	6,207,565
Depreciation	206,059	261,526
Accumulated amortization, ending balance	6,675,150	6,469,091
Net book value	788,050	994,109
Computer Equipment
Cost, beginning balance	631,334	631,334
Impairment of asset		0
Cost, ending balance	631,334	631,334
Accumulated amortization, beginning balance	565,088	536,697
Depreciation	19,874	28,391
Accumulated amortization, ending balance	584,962	565,088
Net book value	46,372	66,246
Computer Software
Cost, beginning balance	156,059	156,059
Impairment of asset		0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	154,500	152,942
Depreciation	925	1,558
Accumulated amortization, ending balance	155,425	154,500
Net book value	634	1,559
Furniture and Fixtures
Cost, beginning balance	172,498	172,498
Impairment of asset		0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	150,991	145,614
Depreciation	4,301	5,377
Accumulated amortization, ending balance	155,292	150,991
Net book value	17,206	21,507
Leasehold Improvements
Cost, beginning balance	1,441,452	1,441,452
Impairment of asset		0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,441,452	1,441,452
Depreciation	0	0
Accumulated amortization, ending balance	1,441,452	1,441,452
Net book value	0	0
Laboratory Equipment
Cost, beginning balance	5,061,857	5,576,359
Impairment of asset		(514,502)
Cost, ending balance	5,061,857	5,061,857
Accumulated amortization, beginning balance	4,157,060	3,930,860
Depreciation	180,959	226,200
Accumulated amortization, ending balance	4,338,019	4,157,060
Net book value	$ 723,838	$ 904,797